[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy began to slow. In
              Chairman of the   early fall, rising oil prices, unrest in the
LETTER       Board of The Fund  Middle East and unease about corporate earnings
TO OUR         APPEARS HERE]    shortfalls combined to produce a steep market
SHAREHOLDERS                    decline, following the considerable volatility
                                that had whipsawed investors just months
                 earlier. Uncertainty about the outcome of the presidential election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally. By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for calendar year 2000. Then in January 2001, the Fed cut short-term interest rates a full percentage point, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 28, 2001, the performance of the portfolio's Institutional Class topped that of its comparative index, as shown in the table. Through a combination of short-term cash-management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) The weighted average maturity (WAM) remained in the 11- to 26-day range; at the close of the period, the WAM was 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $92.71 million at the close of the reporting period.

                 YIELDS AS OF 2/28/01
                                                              Average Monthly         Seven-Day
                                                                   Yield                Yield
                 Government TaxAdvantage Portfolio                  5.51%               5.44%
                 Institutional Class

                 IBC Money Fund Averages(TM)                        5.21%               5.15%
                 Government Only/Institutions Only

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                   The Government TaxAdvantage Portfolio seeks to maximize
                 current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the

                                                                     (continued)

                        Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                        IN CONCLUSION

                        The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy out of recession.
                         We are pleased to send you this report on your
                        investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we may help.

                        Respectfully submitted,

                        /s/ ROBERT H. GRAHAM
                        Robert H. Graham
                        Chairman



                        Effective June 1, 2000, Short-Term Investments Trust Treasury TaxAdvantage Portfolio was renamed Short-Term Investments Trust Government TaxAdvantage Portfolio. Formerly a 100% Treasury portfolio, the fund's investment policy was amended to allow the purchase of U.S. government securities.

(Chart)


AVERAGE MONTHLY YIELD COMPARISON
Six months ended 2/28/01 (Yields are average monthly yields for the month-ends shown.)

                         Short Term Investments Trust              IBC Money Fund Averages(TM)
                       Government TaxAdvantage Portfolio                Government Only/
Day                            Institutional Class                      Institutions Only
9/00                                6.38%                                    6.06%
10/00                               6.38%                                    6.04%
11/00                               6.38%                                    6.08%
12/00                               6.28%                                    6.02%
1/01                                5.89%                                    5.68%
2/01                                5.51%                                    5.21%


(Chart)

WEIGHTED AVERAGE MATURITY COMPARISON
Six months ended 2/28/01

                        Short Term Investments Trust             IBC Money Fund Averages(TM)
                           Government TaxAdvantage                   Government Only/
Days                    Portfolio Institutional Class                Institutions Only
-------------------------------------------------------------------------------------------------
9/00                              20%                                        37%
10/00                             26%                                        37%
11/00                             26%                                        35%
12/00                             11%                                        36%
1/01                              36%                                        35%
2/01                              19%                                        35%

Source: IBC Financial Data, Inc. IBC Money Fund Report --Registered Trademark-- for weighted average maturities; IBC Money Fund Insight --Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 2001
(Unaudited)

                                                         PAR
                                              MATURITY  (000)      VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 101.06%

FEDERAL FARM CREDIT BANK DISCOUNT NOTES -
 4.77%(a)

  6.29%                                       05/01/01   12,500   12,366,774
-----------------------------------------------------------------------------
  5.01%                                       05/03/01    8,000    7,929,860
-----------------------------------------------------------------------------
  4.86%                                       08/02/01   10,000    9,792,100
=============================================================================
                                                                  30,088,734
=============================================================================

FEDERAL HOME LOAN BANK DISCOUNT NOTES -
 22.92%(a)

  5.24%                                       03/02/01 $ 10,125 $ 10,123,526
-----------------------------------------------------------------------------
  5.25%                                       03/02/01   10,198   10,196,513
-----------------------------------------------------------------------------
  5.40%                                       03/28/01   20,000   19,919,000
-----------------------------------------------------------------------------
  5.97%                                       04/04/01   25,000   24,859,042
-----------------------------------------------------------------------------
  5.33%                                       04/06/01   20,000   19,893,400
-----------------------------------------------------------------------------
  6.31%                                       04/16/01   10,000    9,919,372
-----------------------------------------------------------------------------
  6.30%                                       04/27/01   20,000   19,800,500
-----------------------------------------------------------------------------
  4.95%                                       05/25/01   13,955   13,791,901
-----------------------------------------------------------------------------
  5.11%                                       07/25/01   10,000    9,792,761
-----------------------------------------------------------------------------
  5.12%                                       07/25/01    6,481    6,346,426
=============================================================================
                                                                 144,642,441
=============================================================================

FEDERAL HOME LOAN BANK FLOATING RATE NOTES -
 2.37%(b)

  5.46%                                       08/13/02   15,000   14,992,683
=============================================================================

FEDERAL HOME LOAN BANK MEDIUM TERM NOTES -
  1.59%

  5.82%                                       07/09/01   10,000   10,020,025
=============================================================================

SALLIE MAE DISCOUNT NOTES - 67.83%(a)

  5.23%                                       03/01/01  428,000  428,000,000
=============================================================================

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES -
  1.58%(a)

  5.30%                                       03/12/01   10,000    9,983,806
=============================================================================
TOTAL INVESTMENTS - 101.06% (Cost
 $637,727,689)(c)                                                637,727,689
=============================================================================
LIABILITIES LESS OTHER ASSETS - (1.06)%                           (6,703,996)
_____________________________________________________________________________
=============================================================================
NET ASSETS - 100.00%                                            $631,023,693
_____________________________________________________________________________
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/01.
(c) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                            $637,727,689
------------------------------------------------------------------------------
Receivable for interest                                                118,701
------------------------------------------------------------------------------
Investment for deferred compensation plan                               45,018
------------------------------------------------------------------------------
Other assets                                                            24,517
==============================================================================
  Total assets                                                     637,915,925
==============================================================================

LIABILITIES:

Payables for:
 Amount due custodian bank                                           4,863,258
------------------------------------------------------------------------------
 Dividends                                                           1,808,804
------------------------------------------------------------------------------
 Deferred compensation plan                                             45,018
------------------------------------------------------------------------------
Accrued administrative services fees                                    10,211
------------------------------------------------------------------------------
Accrued distribution fees                                               61,349
------------------------------------------------------------------------------
Accrued trustees' fees                                                   1,469
------------------------------------------------------------------------------
Accrued transfer agent fees                                             13,450
------------------------------------------------------------------------------
Accrued operating expenses                                              88,673
==============================================================================
  Total liabilities                                                  6,892,232
==============================================================================
Net assets applicable to shares outstanding                       $631,023,693
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                               $ 92,705,412
______________________________________________________________________________
==============================================================================
Private Investment Class                                          $387,417,013
______________________________________________________________________________
==============================================================================
Cash Management Class                                             $ 16,397,302
______________________________________________________________________________
==============================================================================
Resource Class                                                    $134,503,966
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                                 92,691,997
______________________________________________________________________________
==============================================================================
Private Investment Class                                           387,401,430
______________________________________________________________________________
==============================================================================
Cash Management                                                     16,396,617
______________________________________________________________________________
==============================================================================
Resource Class                                                     134,499,901
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for all
 classes                                                                 $1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $11,842,759
==================================================================

EXPENSES:

Advisory fees                                             348,025
------------------------------------------------------------------
Administrative services fees                               53,964
------------------------------------------------------------------
Custodian fees                                             20,584
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 410,888
------------------------------------------------------------------
 Cash Management Class                                     15,851
------------------------------------------------------------------
 Resource Class                                            74,994
------------------------------------------------------------------
Transfer agent fees                                        37,960
------------------------------------------------------------------
Trustees' fees                                              4,136
------------------------------------------------------------------
Other                                                      91,547
==================================================================
  Total expenses                                        1,057,949
==================================================================
Less:Fee waived                                          (565,307)
==================================================================
  Net expenses                                            492,642
==================================================================
Net investment income                                  11,350,117
==================================================================
Net realized gain from investment securities               12,061
==================================================================
Net increase in net assets resulting from operations  $11,362,178
__________________________________________________________________
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2001 and the year ended August 31, 2000 (Unaudited)

                                                   FEBRUARY 28,   AUGUST 31,
                                                       2001          2000
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $ 11,350,117  $  7,235,094
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                       $     12,061  $    (10,344)
==============================================================================
  Net increase in net assets resulting from
   operations                                        11,362,178     7,224,750
==============================================================================
Distributions to shareholders from net investment
 income:
 Institutional Class                                 (3,434,720)   (3,721,612)
------------------------------------------------------------------------------
 Private Investment Class                            (4,759,695)   (3,314,960)
------------------------------------------------------------------------------
 Cash Management Class                                 (976,244)      (13,963)
------------------------------------------------------------------------------
 Resource Class                                      (2,179,458)     (184,559)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                                 31,878,766   (27,682,360)
------------------------------------------------------------------------------
 Private Investment Class                           309,655,423    32,380,339
------------------------------------------------------------------------------
 Cash Management Class                              (33,636,363)   50,032,980
------------------------------------------------------------------------------
 Resource Class                                     133,735,974       763,927
==============================================================================
  Net increase in net assets                        441,645,861    55,484,542
==============================================================================

NET ASSETS:

 Beginning of period                                189,377,832   133,893,290
==============================================================================
 End of period                                     $634,023,693  $189,377,832
______________________________________________________________________________
==============================================================================
NET ASSETS CONSIST OF:
 Shares of beneficial interest                     $630,989,945  $189,356,145
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities                                             33,748        21,687
==============================================================================
                                                   $631,023,693  $189,377,832
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                                 RATE
----------                                                                 ----
First $250 million........................................................ 0.20%
Over $250 million to $500 million......................................... 0.15%
Over $500 million......................................................... 0.10%
                                                                           ----

During the six months ended February 28, 2001, AIM waived advisory fees of $341,694.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2001, AIM was paid $53,964 for such services.

 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2001, AFS was paid $25,884 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2001, the Private Investment Class, the Cash Management Class and the Resource Class paid $69,194, $12,681 and $59,995, respectively, as compensation under the Plan and FMC waived fees of $223,613.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
 During the six months ended February 28, 2001, the Fund paid legal fees of $2,541 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2001 and the year ended August 31, 2000 were as follows:

                                     2001                             2000
                        -------------------------------  --------------------------------
                            SHARES          AMOUNT           SHARES           AMOUNT
                        --------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class      510,567,785  $   510,567,785      731,844,478  $   731,844,478
------------------------------------------------------------------------------------------
  Private Investment
   Class                 1,411,598,370    1,411,598,370    1,258,692,258    1,258,692,258
------------------------------------------------------------------------------------------
  Cash Management Class     82,610,178       82,610,178       60,397,453       60,397,453
------------------------------------------------------------------------------------------
  Resource Class           335,463,435      335,463,435       96,799,319       96,799,319
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        1,266,550        1,266,550          140,852          140,852
------------------------------------------------------------------------------------------
  Private Investment
   Class                     1,050,976        1,050,976        1,195,830        1,195,830
------------------------------------------------------------------------------------------
  Cash Management Class        912,409          912,409            4,671            4,671
------------------------------------------------------------------------------------------
  Resource Class             1,588,705        1,588,705           39,389           39,389
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (479,955,569)    (479,955,569)    (759,667,690)    (759,667,690)
------------------------------------------------------------------------------------------
  Private Investment
   Class                (1,102,993,923)  (1,102,993,923)  (1,227,507,749)  (1,227,507,749)
------------------------------------------------------------------------------------------
  Cash Management Class   (117,158,950)    (117,158,950)     (10,369,144)     (10,369,144)
------------------------------------------------------------------------------------------
  Resource Class          (203,316,166)    (203,316,166)     (96,074,781)     (96,074,781)
==========================================================================================
                           441,633,800  $   441,633,800       55,494,886  $    55,494,886
__________________________________________________________________________________________
==========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                              INSTITUTIONAL
                         -------------------------------------------------------------
                          SIX MONTHS
                            ENDED                 YEAR ENDED AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------
                             2001        2000     1999      1998      1997      1996
                         ------------   -------  -------  --------  --------  --------
Net asset value,
 beginning of period       $  1.00      $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.03         0.05     0.04      0.05      0.05      0.05
=======================================================================================
Less distributions:
  Dividends from net
   investment income         (0.03)       (0.05)   (0.04)    (0.05)    (0.05)    (0.05)
=======================================================================================
Net asset value, end of
 period                    $  1.00      $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)               3.09%        5.41%    4.51%     5.30%     5.13%     5.19%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)            $92,705      $60,825  $88,517  $113,084  $258,251  $407,218
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to
 average net assets:
  With fee waivers            0.11%(b)     0.11%    0.19%     0.20%     0.20%     0.20%
---------------------------------------------------------------------------------------
  Without fee waivers         0.29%(b)     0.36%    0.35%     0.28%     0.23%     0.23%
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment
 income to average net
 assets                       6.09%(b)     5.33%    4.42%     5.05%     5.00%     5.06%
_______________________________________________________________________________________
=======================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $111,617,937.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed TAIT, Weller & Baker as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended August 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended August 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended August 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
 Neither the Fund nor anyone on its behalf consulted with TAIT, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             TRUSTEES
Bruce L. Crockett                                     Carl Frischling
Owen Daly II                                         Robert H. Graham        Short-Term
Albert R. Dowden                                   Prema Mathai-Davis        Investments Trust
Edward K. Dunn, Jr.                                  Lewis F. Pennock        (STIT)
Jack M. Fields                                         Louis S. Sklar

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer        Government
Melville B. Cox                                        Vice President        TaxAdvantage
Karen Dunn Kelley                                      Vice President        Portfolio
Mary J. Benson         Assistant Vice President & Assistant Treasurer        -------------------------------------------------
Sheri Steward Morris   Assistant Vice President & Assistant Treasurer        Institutional                              SEMI-
Juan E. Cabrera                                   Assistant Secretary        Class                                      ANNUAL
Jim Coppedge                                      Assistant Secretary                                                   REPORT
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary
John H. Lively                                    Assistant Secretary                                        FEBRUARY 28, 2001
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Stephen R. Rimes                                  Assistant Secretary
Timothy D. Yang                                   Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company
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TAP-SAR-1